Note 8 - Convertible Notes (Details) (USD $)	1 Months Ended	0 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended											16 Months Ended	208 Months Ended														0 Months Ended	1 Months Ended	12 Months Ended								1 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended		12 Months Ended		0 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	0 Months Ended	2 Months Ended	6 Months Ended		12 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended				2 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended		12 Months Ended	0 Months Ended		8 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended	8 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Nov. 20, 2013	Jun. 11, 2013	May 09, 2013	Nov. 03, 2005	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 1998	Dec. 31, 1997	Dec. 31, 2013	Jan. 03, 2012	Dec. 31, 2013 Chief Operating Officer [Member] Individual Convertible Notes [Member]	Dec. 31, 2012 Chief Operating Officer [Member] Individual Convertible Notes [Member]	Dec. 31, 2013 Chief Operating Officer [Member]	Dec. 31, 2013 Warrant 0.25 [Member] Individual Convertible Notes 2013 [Member]	Apr. 25, 2013 Warrant 0.25 [Member] Individual Convertible Notes 2013 [Member]	Nov. 20, 2013 Warrant 0.25 [Member]	Dec. 31, 2012 Warrant 0.25 [Member]	Dec. 31, 2013 Warrant .50 [Member] Individual Convertible Notes 2013 [Member]	Apr. 25, 2013 Warrant .50 [Member] Individual Convertible Notes 2013 [Member]	Nov. 20, 2013 Warrant .50 [Member]	Dec. 31, 2012 Warrant .50 [Member]	Apr. 25, 2013 Warrants, Related to Individual Convertible Notes [Member] Individual Convertible Notes 2013 [Member]	Mar. 02, 2013 Warrants, Related to Individual Convertible Notes [Member]	Aug. 28, 2013 Warrants, Related to Individual Convertible Notes [Member]	Dec. 31, 2012 Warrants, Related to Individual Convertible Notes [Member]	Dec. 31, 2012 Warrants, Related to Individual Convertible Notes [Member] Minimum [Member]	Dec. 31, 2012 Warrants, Related to Individual Convertible Notes [Member] Maximum [Member]	Jun. 30, 2014 September 3, 2013 Note [Member] Individual Convertible Notes 2013 [Member]	Dec. 31, 2013 September 3, 2013 Note [Member] Individual Convertible Notes 2013 [Member]	Dec. 31, 2013 October 21 and December 19 Notes [Member] Asher Note 2013 [Member]	Dec. 31, 2013 October 31, November 27 and December 24 Notes [Member] Carebourn Note 2013 [Member]	Oct. 09, 2013 Convertible Debt [Member] Individual Convertible Notes 2013 [Member]	Apr. 26, 2013 Stock Issued as Collateral [Member] TCA Debentures [Member]	Dec. 31, 2013 Stock Issued as Collateral [Member]	Dec. 31, 2012 Related to Conversion Feature [Member] Individual Convertible Notes [Member]	Feb. 22, 2011 JMJ Note [Member]	Jun. 30, 2014 JMJ Note [Member]	Jun. 30, 2013 JMJ Note [Member]	Dec. 31, 2013 JMJ Note [Member]	Dec. 31, 2012 JMJ Note [Member]	May 05, 2014 KBM Note [Member]	Jun. 30, 2014 KBM Note [Member]	Feb. 28, 2014 Asher Note 2014 [Member]	Jun. 30, 2014 Asher Note 2014 [Member]	Aug. 15, 2013 Asher Note 2013 [Member]	Dec. 10, 2013 Asher Note 2013 [Member]	Jun. 30, 2014 Asher Note 2013 [Member]	Aug. 15, 2013 Asher Note 2013 [Member]	Dec. 31, 2013 Asher Note 2013 [Member]	Oct. 21, 2013 Asher Note 2013 [Member]	Feb. 28, 2013 Asher Note 2013 [Member]	Jun. 19, 2014 Carebourn Note 2014 [Member]	May 15, 2014 Carebourn Note 2014 [Member]	Mar. 17, 2014 Carebourn Note 2014 [Member]	Jun. 30, 2014 Carebourn Note 2014 [Member]	Apr. 26, 2013 2013 TCA Purchase Agreement [Member]	Dec. 31, 2013 2013 TCA Purchase Agreement [Member]	May 09, 2013 TCA Debentures [Member]	Dec. 31, 2013 TCA Debentures [Member]	Apr. 26, 2013 TCA Debentures [Member]	Oct. 09, 2013 Individual Convertible Notes 2013 [Member]	Sep. 03, 2013 Individual Convertible Notes 2013 [Member]	Apr. 25, 2013 Individual Convertible Notes 2013 [Member]	Jun. 30, 2014 Individual Convertible Notes 2013 [Member]	Dec. 31, 2013 Individual Convertible Notes 2013 [Member]	Mar. 17, 2014 Individual Convertible Notes [Member]	Jun. 30, 2014 Individual Convertible Notes [Member]	Dec. 31, 2013 Individual Convertible Notes [Member]	Dec. 31, 2012 Individual Convertible Notes [Member]	Dec. 24, 2013 Carebourn Note 2013 [Member]	Nov. 27, 2013 Carebourn Note 2013 [Member]	Oct. 31, 2013 Carebourn Note 2013 [Member]	Mar. 19, 2013 Carebourn Note 2013 [Member]	Dec. 24, 2013 Carebourn Note 2013 [Member]	Jun. 30, 2014 Carebourn Note 2013 [Member]	Dec. 31, 2013 Carebourn Note 2013 [Member]	Dec. 10, 2013 Asher Notes 2012 [Member]	Oct. 21, 2013 Asher Notes 2012 [Member]	Feb. 28, 2013 Asher Notes 2012 [Member]	Dec. 31, 2013 Asher Notes 2012 [Member]	May 09, 2013 TCA Note [Member]	Jan. 03, 2013 TCA Note [Member]	Dec. 31, 2013 TCA Note [Member]	Dec. 31, 2013 TCA Note [Member]	Dec. 31, 2012 TCA Note [Member]	Jan. 03, 2012 TCA Note [Member]	Apr. 26, 2013 2013 TCA Purchase Agreement [Member]	Jan. 03, 2012 TCA Global Credit Master Fund, LP [Member]	Dec. 31, 2012 TCA Global Credit Master Fund, LP [Member]	Dec. 31, 2013 TCA Global Credit Master Fund, LP [Member]	Dec. 31, 2013 TCA Debentures [Member]	Jun. 30, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Jun. 30, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Convertible Notes Payable																						$ 75,000		$ 75,000																							$ 1,050,000	$ 191,663		$ 191,663																	$ 250,000				$ 250,000		$ 35,000	$ 50,000																							$ 225,000
Debt Instrument, Interest Rate, Stated Percentage																																											12.00%				8.00%	8.00%																			12.00%						8.00%				8.00%			8.00%																	12.00%	12.00%
Percentage Of Common Stock Closing Price																																															70.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																															$ 0.015					$ 0.00005		$ 0.00005		$ 0.00009	$ 0.00005		$ 0.00009		$ 0.00005	$ 0.00009			$ 0.00009																			$ 0.00009
Debt Instrument, Unamortized Discount								0	42,534											0		0	42,534																5,658	23,398	94,486	45,264					450,000	0		11,229	106,691		25,948		29,824											81,005	17,500	53,859							19,425	19,424		6,182	0	55,952
Interest Expense, Debt																																														182,733		11,229	39,671	95,462	80,000																	11,781					2,837		17,740	11,602			42,534	885,418
Proceeds from Notes Payable																																																				38,900		53,000		35,000																																47,500	42,500	42,500
Debt Instrument, Convertible, Beneficial Conversion Feature						297,819		170,639	237,774	94,624																																										32,046		72,298			266,925		42,500						165,785		218,053					35,709	37,837				69,376			777,766				49,091	115,642											174,448
Interest on Convertible Debt, Net of Tax						(129,460)		(200,404)	(182,733)											(596,878)																																	6,098	19,298	117,662		141,925			30,514					70,785	59,259										16,285	39,376	23,818							55,642		14,736				66,930
Convertible Debt																																																				38,900			53,000											112,500
Debt Conversion, Converted Instrument, Amount						345,350			1,420,446																																										15,498							125,000		42,500						42,500									140,862				25,000							20,000	60,000				92,500		27,840
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								13,753,045	13,669,072																																										180,000							20,052,189		4,857,358						5,693,720								1,000,000	9,647,529			4,705,351	353,727								3,779,454				2,726,118	1,750,000	300,000		1,111,825
Proceeds from Convertible Debt																																																															52,500	27,500	15,000							140,862					15,000				17,500	10,000	32,500	60,000
Common Stock Purchase Agreement, Amount to be Purchased																																																																			2,000,000																																2,000,000
Fair Value Inputs, Discount Rate																																																																			7.00%
Repayments of Notes Payable																																																																				77,656
Debt Instrument Convertible Price Percentage of Weighted Average Price of Common Stock																																																																			85.00%
Stock Issued During Period, Shares, New Issues (in Shares)		250,000						100,000																																				9,375,000	9,375,000																																																							559,268
Stock Issued During Period, Value, New Issues				625,066					516,111																																			9,375
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)																																																																					2,000,000
Facility Fee Satisfied																																																																					100,000																															51,924
Leak Out Provision Threshold Amount																																																																					100,000																							80,000
Debt Issuance Cost			160,000
Unsold Shares (in Shares)																																																																																																					2,000,000
Increase (Decrease) in Other Accrued Liabilities																																																																						60,000																								29,642								60,000
Share Price (in Dollars per share)								$ 0.02												$ 0.02																																																		$ 0.02																								$ 0.02	$ 0.02
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																									140,000	200,000		3,826,005	70,000	100,000		1,913,003		2,859,008
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																									$ 0.25	$ 0.25	$ 0.125	$ 0.25	$ 0.50	$ 0.50	$ 0.25	$ 0.50
Warrants and Rights Outstanding																																	3,526																																											2,588
Percentage of Average Daily Volume									75.00%																																																																				55.00%
Amortization of Debt Discount (Premium)						309,090	233,337	571,639	1,428,978											2,432,857																																																																49,091
Facility Fee Payable																																																																																																			100,000
Debt Instrument, Multiplier to Calculate Conversion Price																					95.00%
Stock Issued During Period, Value, Conversion of Convertible Securities								366,999	2,318,772	962,296	530,756	306,741	133,030	18,750	69,201	102,803	7,500	55,000	129,000																																																																									140,000
Debt Conversion, Original Debt, Amount																																																																																												106,987
Gains (Losses) on Extinguishment of Debt					(33,013)		(39,263)	(34,202)	13,202											(173,914)																																																																								(33,013)
Sale of Stock Third Party, Number of Shares Issued in Transaction (in Shares)																																																																																																					638,175
Sale of Stock Third Party Consideration Received on Transaction																																																																																																					28,122
Proceeds from Issuance of Debt						216,900	402,500	762,602	1,450,501											3,738,603																																																												956,501
Proceeds From Issuance of Debt Allocated to Warrants																																				347,097
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)																																				$ 589,416
Fair Value Assumptions, Risk Free Interest Rate						0.11%		0.13%																												3.90%																																																																					0.11%			0.16%
Fair Value Assumptions, Expected Volatility Rate																																					155.60%	218.64%																																																																	270.00%	256.00%	130.00%	302.00%	394.00%	219.00%
Fair Value Assumptions, Expected Dividend Payments (in Dollars per share)																																				$ 0
Fair Value Assumptions, Expected Term																																					109 days	1 year																																																																	3 days	25 days	3 days	222 days	255 days	2 years 36 days
Modification Expense						11,716																												148,127	40,501
Fair Value Adjustment of Warrants	$ 21,745
Threshold for Convertible Notes Beneficial Ownership																																																																								4.99%